INCOME TAXES	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
INCOME TAXES

Note 11. INCOME TAXES

The provision for income taxes at June 30, 2012 and 2011 is as follows:

	2012	2011
	(Unaudited)	(Unaudited)
Current
Federal	$484,889	$-
Federal AMT	-	25,000
State	163,517	-
Total Expense	648,406	25,000

Deferred
Federal	-	-
State	-	-
Total Deferred Taxes	-	-
Net Expense for Income Taxes	$648,406	$25,000

The components of net deferred tax assets as of June 30, 2012 and December 31, 2011 are set forth below:

	June 30,	December 31,
Deferred tax assets:	2012	2011
	(Unaudited)
Net operating loss carry forwards	$-	$289,000
Capital loss carry forwards	1,088,000	1,088,000
Bad debts	427,000	380,000
Stock based compensation - options and restricted stock	483,000	466,000
Capitalized engineering costs	396,000	356,000
Account payable, accrued expenses and reserves	9,000	9,000
Deferred rent	406,000	390,000
Inventory - 263A adjustment	627,000	-
Lease Impairment	114,000	-
Deferred gain on sale of real estate	217,000	224,000
Section 1231 loss carryover	86,000	86,000
Total deferred tax assets before valuation allowance	3,853,000	3,288,000
Valuation allowance	(2,523,000)	(1,217,000)
Total deferred tax assets after valuation allowance	1,330,000	2,071,000

Deferred tax liabilities:
Property and equipment	(721,000)	(801,000)
Amortization - Welding Transaction	(609,000)	(643,000)
Inventory - 263A adjustment	-	(627,000)
Total Deferred Tax Liability	(1,330,000)	(2,071,000)

Net deferred tax asset	$-	$-

Realization of deferred tax assets is dependent on future earnings. Due to the uncertainty of realization of the net deferred tax assets, the Company has provided a 100% valuation allowance.

Note 12. INCOME TAXES

The provision for income taxes at December 31, 2011 was comprised of federal alternative minimum tax of $57,000.

The components of net deferred tax assets as of December 31, are set forth below:

Deferred tax assets:	2011	2010

Net operating loss carry forwards	$289,000	$1,322,000
Capital loss carry forwards	1,088,000	1,088,000
Bad debts	380,000	291,000
Stock based compensation - options and restricted stock	466,000	413,000
Capitalized engineering costs	356,000	-
Goodwill and Intangibles	-	1,511,000
Account payable, accrued expenses and reserves	9,000	18,000
Deferred rent	390,000	320,000
Deferred gain on sale of real estate	224,000	240,000
Section 1231 loss carryover	86,000	-
Total deferred tax assets before valuation allowance	3,288,000	5,203,000
Valuation allowance	(1,217,000)	(3,366,000)
Total deferred tax assets after valuation allowance	2,071,000	1,837,000

Deferred tax liabilities:
Property and equipment	(801,000)	(365,000)
Capitalized engineering costs	-	(122,000)
Amortization - Welding Transaction	(643,000)	(777,000)
Inventory - 263A adjustment	(627,000)	(573,000)
Total Deferred Tax Liability	(2,071,000)	(1,837,000)

Net deferred tax asset	$-	$-

Realization of deferred tax assets is dependent on future earnings. Due to the uncertainty of realization of the net deferred tax assets, the Company has provided a valuation allowance. In assessing the realizability of it, management considers whether it is more likely than not that some or perhaps all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making the assessment.  The valuation allowance at December 31, 2011 and 2010 amounted to $1,217,000 and $3,366,000, respectively.

The Company has net operating losses totaling $722,000 which will expire in fiscal 2029 and 2030.  The Company also has a capital loss carry forward from the sale of Sigma of $2,719,000 which will expire in fiscal 2015.

At December 31, 2011 and 2010, the Company had no material unrecognized tax benefits and no adjustments to liabilities or operations were required. The Company does not expect that its unrecognized tax benefits will materially increase within the next twelve months. The Company recognizes interest and penalties related to uncertain tax positions in general and administrative expense. As of December 31, 2011 and 2010, the Company has not recorded any provisions for accrued interest and penalties related to uncertain tax positions.

In certain cases, the Company's uncertain tax positions are related to tax years that remain subject to examination by the relevant tax authorities. The Company files U.S. and state income tax returns in jurisdictions with varying statutes of limitations. The 2008 through 2010 tax years generally remain subject to examination by federal and state tax authorities.